Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (8,706,185)	$ (7,230,180)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation of vessels	5,780,952	5,825,417
Amortization of deferred charges	75,052	61,978
Loss in investment in joint venture	955,540	1,262,204
Share-based compensation	222,068	286,468
Unrealized (gain)/loss on derivatives	35,945	(341,902)
Other investment income accrued	(565,250)	(475,000)
Changes in operating assets and liabilities	1,406,873	3,541,086
Net cash provided by/ (used in) operating activities	(795,005)	2,930,071
Cash flows from investing activities:
Vessel acquisition and advances for vessels under construction	(6,741,203)	(33,230,898)
Increase in restricted cash	(700,000)	(300,000)
Release of restricted cash	3,202,131	168,356
Net cash used in investing activities	(4,239,072)	(33,362,542)
Cash flows from financing activities:
Proceeds from issuance of common stocks, net		14,550,000
Proceeds from issuance of preferred stocks, net		29,700,000
Loan fees paid	(245,300)	(260,000)
Offering expenses paid	(28,282)	(366,857)
Proceeds from long-term debt	5,000,000	23,300,000
Repayment of long-term debts	(9,436,000)	(9,506,000)
Net cash provided by / (used in) financing activities	(4,709,582)	57,417,143
Net increase / (decrease) in cash and cash equivalents	(9,743,659)	26,984,672
Cash and cash equivalents at beginning of period	25,411,420	11,400,237
Cash and cash equivalents at end of period	15,667,761	38,384,909
Supplemental cash flow information
Cash paid for interest	691,653	869,352
Non cash financing and investing activities
“Payment – in – kind” dividends	$ 808,524	$ 651,416